CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) (USD $) In Thousands, except Share data		Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income/(loss) [Member]
Balance at Dec. 31, 2010		$ (25,329)	$ 1		$ 36	$ (25,406)	$ 40
Balance, shares at Dec. 31, 2010	[1]		44,245,388
Share-based compensation		1,970			1,970
Preference shares accretions		(6,547)			(2,006)	(4,541)
Net income/(loss)		(83,402)				(83,402)
Foreign currency translation adjustment, net of nil tax		2					2
Balance at Dec. 31, 2011		(113,306)	1			(113,349)	42
Balance, shares at Dec. 31, 2011		44,245,388	44,245,388	[1]
Share-based compensation		1,671			1,671
Exercises of share options		253			253
Preference shares accretions		(10,233)			(1,924)	(8,309)
Net income/(loss)		(30,401)				(30,401)
Foreign currency translation adjustment, net of nil tax		(48)					(48)
Balance at Dec. 31, 2012		(152,064)	1			(152,059)	(6)
Balance, shares at Dec. 31, 2012		44,245,388	44,245,388	[1]
Share-based compensation		2,865			2,865
Exercises of share options		557			557
Preference shares accretions		(9,134)			(3,217)	(5,917)
Net income/(loss)		19,557				19,557
Foreign currency translation adjustment, net of nil tax		(570)					(570)
Issuance of ordinary shares upon initial public offerings ("IPO"), net of issuance costs of US$4,575		210,421			210,421
Issuance of ordinary shares upon initial public offerings ("IPO"), net of issuance costs of US$4,575, shares	[1]		27,064,706
Conversion of preference share upon IPO		148,651	1		148,650
Conversion of preference share upon IPO, shares	[1]		87,566,599
Balance at Dec. 31, 2013		$ 220,283	$ 2		$ 359,276	$ (138,419)	$ (576)
Balance, shares at Dec. 31, 2013		158,876,693	158,876,693	[1]

[1]	Ordinary shares include Class A ordinary shares and Class B ordinary shares, please refer to Note 11.